Share-based payments reserve (Details 2) - Stock Options 1 [Member]	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
IfrsStatementLineItems [Line Items]
Number of shares outstanding, Beginning | $	10,450,000
Weighted average exercise price per share | $ / shares	$ 0.49
Forfeited | $	(465,268)
Weighted average exercise price per share, Forfeited | $ / shares	$ 0.48
Granted | $	2,600,000
Weighted average exercise price per share, Granted | $ / shares	$ 0.36
Number of shares outstanding, Ending | $	12,584,732
Weighted average exercise price per share | $ / shares	$ 0.46